Note 18 - Other long-term assets (Detail) - Other long-term assets (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2012 Investment deposit [Member]		Dec. 31, 2011 Investment deposit [Member]		Dec. 31, 2008 Investment deposit [Member]	Dec. 31, 2012 Minimum guarantees [Member]	Dec. 31, 2011 Minimum guarantees [Member]	Dec. 31, 2012 Prepayment for insurance policy [Member]	Dec. 31, 2011 Prepayment for insurance policy [Member]
Other long-term assets	$ 5,750,861		$ 3,494,824	$ 2,470,382	[1]	$ 2,470,382	[1]		$ 3,247,512	$ 862,858	$ 32,967	$ 161,584
Less: Impairment loss on investment deposit (a)	(9,928,373)	(1,102,265)		(2,470,382)	[1]	(2,470,382)	[1]	(2,470,382)
Total	$ 3,280,479		$ 1,024,442

[1]	In April 2007, the Company paid an investment deposit of $3 million to eChinaCash Inc. ("eCC") to purchase 49% of the equity in eChinaMobile (BVI) Ltd. ("eCM"), a wholly owned subsidiary of eCC. eCM is a U.S. incorporated, Beijing-based company that builds and maintains customer loyalty affinity programs and payment card programs for large corporations and financial institutions, including Chinese blue chip companies. The primary objective of eCM was to establish a platform to provide VAS service and original content to customers of Linktone and eCM through cross-selling opportunities that arise through having access to each other's extensive database of users. Because of certain disputes over the resources to be made available for use by eCM, eCM refunded $529,618 of Linktone's investment deposit of $3 million in January 2008. Linktone has sought legal remedies to recover the remaining amount. In view of the uncertainty of recovering this remaining amount, the Company recorded an impairment provision of $2,470,382 in 2007 against the remaining investment deposit. This legal case is still outstanding as of December 31, 2012.